Segmented Information - Schedule of Non-current Assets and Revenues of Discontinued Operation by Geographical Segment (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Non-current assets
Non-current assets	$ 385,701	$ 411,918
Canada
Non-current assets
Non-current assets	244	571
Argentina
Non-current assets
Non-current assets	$ 385,457	$ 411,347